CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Preference shares, par value	$ 0.000128	$ 0.000128	$ 0.000128
Ordinary shares, par value	$ 0.000256	$ 0.000256	$ 0.000256